THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH WAS WITHDRAWN ON OCTOBER 18, 2004.



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004


Check here if Amendment:           |X|; Amendment Number: 2
                                    -

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.
                                    -

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  1370 Avenue of the Americas
          25th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                New York, New York            July 26, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:   $10,118
                                         (thousands)


List of Other Included Managers:  None

                        FORM 13F INFORMATION TABLE



---------------         --------------   -----------   ---------  -------------------  -----------  --------- ---------------------
                                                        VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING  AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
---------------         --------------   -----------   ---------  -------------------  -----------  --------- ---------------------

Benchmark Electr Inc.         COM         08160H101      10,118    347,700    SH         SOLE       NONE       347,700


04129.0003 #589498